Income Taxes (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Interest refund allocation from AIG related to IRS audit adjustments	$ 601,000,000	$ 7,500,000
Favorable decision, income tax benefit and corresponding adjustment to tax basis of certain flight equipment			588,000,000	17,419,000	18,115,000
Reserve for uncertain tax positions	438,500,000		425,400,000	480,927,000	48,549,000	53,584,000
Net tax benefit			$ 162,600,000